Stock Based Compensation Plans (Nonvested Incentive/Performance Unit Awards and Restricted Share/Restricted Share Unit Awards - Rollforward) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, vested/released shares	$ 78.37	$ 91.57	$ 80.79
Nonvested Incentive / Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance	2
Granted	1
Vested/Released	(1)
Forfeited
Outstanding, Ending balance	2	2
Weighted-average grant date fair value, beginning of period	$ 79.27
Weighted-average grant date fair value, granted shares	77.77
Weighted-average grant date fair value, vested/released shares	71.59
Weighted-average grant date fair value, end of period	$ 81.42	$ 79.27
Nonvested Restricted Share / Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance	3
Granted	1
Vested/Released	(1)
Forfeited
Outstanding, Ending balance	3	3
Weighted-average grant date fair value, beginning of period	$ 79.26
Weighted-average grant date fair value, granted shares	78.71
Weighted-average grant date fair value, vested/released shares	65.53
Weighted-average grant date fair value, end of period	$ 83.27	$ 79.26